INCOME TAXES - Tax Expense Relating To Components Of Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Fair value through OCI securities	$ (186)	$ 0	$ 0
Revaluation of pension obligation	(2)	0	0
Total income tax recovery in other comprehensive income	$ (188)	$ 0	$ 0